Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - Liquidity Risk [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial assets at amortized cost
Cash	RM 2,249,627	$ 534,011	RM 474,716
Trade receivables	12,589,414	2,988,443	8,409,351
Other receivables	11,099,330	2,634,731	2,103,818
Fixed deposits	1,189,644	816,406	1,179,430
Financial liabilities at amortized cost
Trade payables	816,366	193,787
Other payables	447,021	106,112	422,973
Bank borrowings	3,236,834	768,352	3,367,302
Lease liabilities	102,021	24,218	162,577
Amount due to director	RM 3,467	$ 823